UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22336
Investment Company Act File Number:
Large-Cap Core Research Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)
(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)
December 31

Date of Fiscal Year End
September 30, 2010

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Core Research Portfolio	as of September 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 6.2%
Boeing Co. (The)	15,660	$1,042,016
General Dynamics Corp.	44,934	2,822,305
Lockheed Martin Corp.	32,278	2,300,776
Raytheon Co.	47,021	2,149,330
United Technologies Corp.	62,463	4,449,239

		$12,763,666

Auto Components — 0.8%
Johnson Controls, Inc.	53,912	$1,644,316

		$1,644,316

Beverages — 2.9%
Coca-Cola Co. (The)	46,278	$2,708,189
PepsiCo, Inc.	49,339	3,278,083

		$5,986,272

Biotechnology — 1.9%
Amgen, Inc.(1)	38,268	$2,108,950
Celgene Corp.(1)	23,740	1,367,661
Genzyme Corp.(1)	5,730	405,627

		$3,882,238

Capital Markets — 2.5%
Goldman Sachs Group, Inc.	16,009	$2,314,581
Invesco, Ltd.	31,772	674,519
Northern Trust Corp.	15,550	750,132
State Street Corp.	21,480	808,937
T. Rowe Price Group, Inc.	9,703	485,781

		$5,033,950

Chemicals — 2.0%
Air Products and Chemicals, Inc.	49,955	$4,137,273

		$4,137,273

Commercial Banks — 4.2%
Fifth Third Bancorp	79,803	$960,030
KeyCorp	154,820	1,232,367
PNC Financial Services Group, Inc.	25,778	1,338,136
U.S. Bancorp	74,348	1,607,404
Wells Fargo & Co.	140,829	3,539,033

		$8,676,970

Commercial Services & Supplies — 0.6%
Waste Management, Inc.	34,843	$1,245,289

		$1,245,289

Communications Equipment — 2.2%
Cisco Systems, Inc.(1)	115,234	$2,523,624
Telefonaktiebolaget LM Ericsson ADR	173,603	1,904,425

		$4,428,049

Computers & Peripherals — 8.1%
Apple, Inc.(1)	32,615	$9,254,506
Hewlett-Packard Co.	76,050	3,199,424
International Business Machines Corp.	30,486	4,089,392

		$16,543,322

Security	Shares	Value
Consumer Finance — 0.8%
American Express Co.	37,766	$1,587,305

		$1,587,305

Diversified Financial Services — 4.0%
Bank of America Corp.	293,258	$3,844,612
JPMorgan Chase & Co.	112,397	4,278,954

		$8,123,566

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	69,136	$1,977,289
Verizon Communications, Inc.	32,591	1,062,141

		$3,039,430

Electric Utilities — 0.7%
American Electric Power Co., Inc.	40,042	$1,450,722

		$1,450,722

Electrical Equipment — 0.4%
Emerson Electric Co.	16,250	$855,725

		$855,725

Energy Equipment & Services — 2.2%
Halliburton Co.	56,495	$1,868,290
Schlumberger, Ltd.	44,542	2,744,232

		$4,612,522

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	53,533	$1,684,683
Wal-Mart Stores, Inc.	64,311	3,441,925

		$5,126,608

Food Products — 1.7%
Kellogg Co.	27,135	$1,370,589
Nestle SA ADR	39,240	2,096,593

		$3,467,182

Health Care Equipment & Supplies — 1.7%
Boston Scientific Corp.(1)	126,139	$773,232
Covidien PLC	21,355	858,258
Medtronic, Inc.	27,359	918,715
St. Jude Medical, Inc.(1)	22,891	900,532

		$3,450,737

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	40,425	$1,239,430
Fresenius Medical Care AG & Co. KGaA ADR	13,382	826,205
Medco Health Solutions, Inc.(1)	14,546	757,265
UnitedHealth Group, Inc.	46,202	1,622,152

		$4,445,052

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	21,748	$830,991
Marriott International, Inc., Class A	18,891	676,864
McDonald’s Corp.	29,384	2,189,402

		$3,697,257

Household Durables — 0.6%
Whirlpool Corp.	15,324	$1,240,631

		$1,240,631

Security	Shares	Value
Household Products — 2.6%
Colgate-Palmolive Co.	25,125	$1,931,107
Kimberly-Clark Corp.	17,142	1,115,087
Procter & Gamble Co.	38,309	2,297,391

		$5,343,585

Industrial Conglomerates — 1.3%
3M Co.	14,517	$1,258,769
General Electric Co.	89,347	1,451,889

		$2,710,658

Insurance — 2.3%
Aflac, Inc.	23,893	$1,235,507
Lincoln National Corp.	32,732	782,950
MetLife, Inc.	35,387	1,360,630
Prudential Financial, Inc.	24,296	1,316,357

		$4,695,444

Internet Software & Services — 1.7%
Google, Inc., Class A(1)	6,691	$3,518,061

		$3,518,061

IT Services — 1.5%
Accenture PLC, Class A	12,875	$547,059
MasterCard, Inc., Class A	7,941	1,778,784
Paychex, Inc.	23,911	657,313

		$2,983,156

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.(1)	16,792	$804,001

		$804,001

Machinery — 2.3%
Caterpillar, Inc.	20,307	$1,597,755
Danaher Corp.	18,070	733,823
PACCAR, Inc.	17,996	866,507
Parker Hannifin Corp.	22,465	1,573,898

		$4,771,983

Media — 2.0%
McGraw-Hill Cos., Inc. (The)	25,825	$853,775
Time Warner Cable, Inc.	22,058	1,190,911
Walt Disney Co. (The)	61,645	2,041,066

		$4,085,752

Metals & Mining — 1.6%
BHP Billiton, Ltd. ADR	7,060	$538,819
Cliffs Natural Resources, Inc.	8,803	562,688
Freeport-McMoRan Copper & Gold, Inc.	15,636	1,335,158
United States Steel Corp.	18,912	829,102

		$3,265,767

Multi-Utilities — 3.0%
CMS Energy Corp.	94,301	$1,699,304
PG&E Corp.	32,224	1,463,614
Public Service Enterprise Group, Inc.	31,418	1,039,307
Sempra Energy	35,532	1,911,622

		$6,113,847

Multiline Retail — 1.9%
Kohl’s Corp.(1)	18,233	$960,514
Macy’s, Inc.	59,228	1,367,574
Target Corp.	30,974	1,655,251

		$3,983,339

Security	Shares	Value
Office Electronics — 0.7%
Xerox Corp.	139,437	$1,443,173

		$1,443,173

Oil, Gas & Consumable Fuels — 8.7%
Apache Corp.	30,681	$2,999,375
ConocoPhillips	40,205	2,308,973
Exxon Mobil Corp.	66,779	4,126,274
Hess Corp.	40,227	2,378,220
Occidental Petroleum Corp.	27,369	2,142,993
Peabody Energy Corp.	48,002	2,352,578
Southwestern Energy Co.(1)	44,817	1,498,681

		$17,807,094

Pharmaceuticals — 5.7%
Abbott Laboratories	54,224	$2,832,662
Merck & Co., Inc.	87,352	3,215,427
Novartis AG ADR	8,011	461,995
Pfizer, Inc.	160,190	2,750,462
Shire PLC ADR	15,969	1,074,394
Teva Pharmaceutical Industries, Ltd. ADR	23,764	1,253,551

		$11,588,491

Professional Services — 0.2%
Manpower, Inc.	9,508	$496,318

		$496,318

Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.	8,234	$855,760
Boston Properties, Inc.	8,882	738,272
Equity Residential	14,344	682,344
Vornado Realty Trust	8,917	762,671

		$3,039,047

Software — 4.1%
Activision Blizzard, Inc.	57,320	$620,203
Microsoft Corp.	190,757	4,671,639
Oracle Corp.	112,591	3,023,068

		$8,314,910

Specialty Retail — 2.7%
Abercrombie & Fitch Co., Class A	13,300	$522,956
Best Buy Co., Inc.	24,721	1,009,358
Gap, Inc. (The)	26,894	501,304
Home Depot, Inc.	58,201	1,843,808
Staples, Inc.	33,309	696,824
TJX Companies, Inc. (The)	21,252	948,477

		$5,522,727

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	17,701	$1,418,558

		$1,418,558

Tobacco — 1.6%
Altria Group, Inc.	34,575	$830,491
Philip Morris International, Inc.	44,497	2,492,722

		$3,323,213

Security	Shares	Value
Wireless Telecommunication Services — 1.8%
American Tower Corp., Class A(1)	41,625	$2,133,697
Rogers Communications, Inc., Class B	38,978	1,458,947

		$3,592,644

Total Common Stocks (identified cost $192,341,494)		$204,259,850

Total Investments — 99.8% (identified cost $192,341,494)		$204,259,850

Other Assets, Less Liabilities — 0.2%		$339,893

Net Assets — 100.0%		$204,599,743

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$192,361,771

Gross unrealized appreciation	$17,549,951
Gross unrealized depreciation	(5,651,872)

Net unrealized appreciation	$11,898,079

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$204,259,850	$—	$—	$204,259,850

Total Investments	$204,259,850	$—	$—	$204,259,850

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Core Research Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: November 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 24, 2010